Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31
	2016	2015
Prime coil inventory	$14,168,626	$8,419,340
Non-standard coil inventory	992,163	1,804,635
Tubular raw material	1,566,048	1,888,849
Tubular finished goods	25,212,291	28,737,842
	$41,939,128	$40,850,666

Property, Plant and Equipment [Table Text Block]
Buildings ( years)		20
Machinery and equipment ( years)		10
Yard improvements ( years)	5	to	10
Loaders and other rolling stock ( years)	5	to	10